FEDERATED AMERICAN LEADERS FUND, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  June 1, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FEDERATED AMERICAN LEADERS FUND, INC. (the "Fund")
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class F Shares
                  Class K Shares
                1933 Act File No. 2-29786
                1940 Act File No. 811-1704

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated May 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and
 Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 74 on May 27, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-3310.


                                                              Very truly yours,



                                                           /s/ Nelson W. Winter
                                                               Nelson W. Winter
                                                            Assistant Secretary